Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity Controlling Interest
Schedule of Common Stock

Schedule of Common Stock
Issuance of Common Stock Stock for compensation and as payment in lieu of cash payments for accrued liabilities	2,130,514
Issuance of Common Stock converted for Convertible Note	523,767

Total	2,654,281

As of December 31, 2021	2,512,815
Issuance of Common Stock for legal settlement	3,000
Exercise of options (Note 11)	3,006
Restricted stock award	8,224
As of December 31, 2022	2,527,045
Issuance of common stock	350,000
As of December 31, 2023	2,877,045

Schedule of Common Stock Warrants

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Outstanding at December 31, 2023	24,415	0.11	1.82	1,200,387
Granted	-	-	-
Exercised	-	-	-
Forfeited/cancelled	-	-	-
Outstanding at September 30, 2024	24,415	$0.11	1.07	$1,200,387

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Outstanding at December 31, 2021	19,784	$2.20	4.0	$272,638
Granted	4,631	151.20	3.8	0
Exercised	-	-	-
Forfeited/cancelled	-	-	-
Outstanding at December 31, 2022	24,415	0.11	2.8	1,200,387
Granted	-	-	-
Exercised	-	-	-
Forfeited/cancelled	-	-	-
Outstanding at December 31, 2023	24,415	$0.11	1.8	$1,200,387